Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 29,253	$ 30,460	$ 20,481
Unrecognized compensation cost	22,537
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	242	684	1,646
Unrecognized compensation cost	$ 50
Weighted-average period over which unrecognized compensation cost will be recognized:	4 months 24 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 27,650	28,657	17,747
Unrecognized compensation cost	$ 21,992
Weighted-average period over which unrecognized compensation cost will be recognized:	1 year 7 months 6 days
Incentive Compensation Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 729	661	442
Unrecognized compensation cost	$ 495
Weighted-average period over which unrecognized compensation cost will be recognized:	1 year 7 months 6 days
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 632	$ 458	$ 646